Business Combinations - Schedule of Shares Issued (Details)				1 Months Ended	12 Months Ended
	Jul. 22, 2020 shares	Jun. 03, 2020 shares	Jun. 02, 2020 shares	Nov. 30, 2018 shares	Dec. 31, 2019 shares	Dec. 31, 2020 shares
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)		360,904,478	151,831,441		270,826,092	391,041,347
Stock repurchased during the period (in shares)				(983,699)
Shares issued in PIPE (in shares)	22,877,806				5,132,291
Business Combination and PIPE financing (in shares)		72,272,942
Legacy Nikola shares (in shares)		288,631,536
Conversion of stock, conversion ratio		1.901
Private Placement
Business Acquisition [Line Items]
Shares issued in PIPE (in shares)		52,500,000
Common Shareholders
Business Acquisition [Line Items]
Common stock of VectoIQ and VectoIQ Founder Shares (in shares)		22,983,872
VectoIQ Founders
Business Acquisition [Line Items]
Common stock of VectoIQ and VectoIQ Founder Shares (in shares)		6,640,000
M&M Residual, LLC
Business Acquisition [Line Items]
Stock repurchased during the period (in shares)		(7,000,000)
Nimbus Holdings, LLC
Business Acquisition [Line Items]
Stock repurchased during the period (in shares)		(2,850,930)	(2,850,930)
VectoIQ
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)		22,986,574
Stock repurchased during the period (in shares)		(2,702)